Consolidated Statements Of Stockholders' Equity (Parentheticals) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements Of Stockholders' Equity
Issuance of common shares	10,000,000
Restricted shares, number of shares issued	234,500	127,250	341,650
Cash dividends paid, per share	$ 0.5	$ 0.6	$ 0.6